Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Cash Flows [Abstract]
Net cash provided by (used in) operating activities from continuing operations	$ 30,287	$ (1,948,810)
Net cash used in operating activities from discontinued operations	(1,888,462)	(5,258,375)
Net cash used in operating activities	(1,858,175)	(7,207,185)
Cash flows from investing activities:
Purchase of property and equipment	(4,454)
Collection of loan to a third party	500,000
Collection of advances from related parties		18,311
Net cash provided by investing activities from continuing operations	495,546	18,311
Net cash provided by (used in) investing activities from discontinued operations	1,379	(485)
Net cash provided by investing activities	496,925	17,826
Cash flows from financing activities:
Proceeds from short-term borrowings	14,395,321	23,750,135
Repayments of short-term borrowings	(13,189,978)	(18,978,992)
Borrowings from related parties	3,026,218	5,350,433
Repayment of short-term borrowings to related parties	(6,447,077)	(12,910,199)
Repayment of borrowings to Shanghai Jingyue	(6,716,212)
Borrowings from a third party		2,180,694
Payment to repurchase of Class B ordinary shares		(865,500)
Payments of dividends to shareholders	(57,753)	(57,552)
Net cash used in financing activities from continuing operations	(8,989,481)	(1,530,981)
Net cash provided by financing activities from discontinued operations	1,912,379	4,135,642
Net cash (used in) provided by financing activities	(7,077,102)	2,604,661
Effect of exchange rate changes on cash and cash equivalents	(442,040)	310,796
Net decrease in cash and cash equivalents, including cash and cash equivalents classified to assets of discontinued operations	(8,880,392)	(4,273,902)
Less: net change in cash and cash equivalents classified to assets of discontinued operations	(28,253)	1,157,816
Cash and cash equivalents of continuing operations at beginning of period	15,191,995	11,474,899
Cash and cash equivalents of continuing operations at end of period	6,283,350	8,358,813
Supplemental cash flow information
Cash paid for interest expense	272,368	167,260
Cash paid for income tax	206,499	2,224,752
Noncash financing activities
Net settlement of dividends payable with due from related parties from discontinued operations	9,988,060
Net settlement of dividends payable with due from related parties from continuing operations	4,567,520
Net settlement of due from related parties from continuing operations with due to related parties from discontinued operations	888,521
Net settlement of due to related parties from continuing operations with due from related parties from discontinued operations	$ 73,128